UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

150 Federal Street, Room 1000
Boston, MA 02110
(adress of principal executive offices)

David Randall
150 Federal St, Room 1000
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     617-523-3588

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507

                            Investment Company Report

HAYNES INTERNATIONAL, INC.

SECURITY      420877201                 MEETING TYPE Annual
TICKER SYMBOL HYNI                      MEETING DATE 20-Feb-2007
ISIN                                    AGENDA       932627889 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    PAUL J. BOHAN                                                    For       For
       2    DONALD C. CAMPION                                                For       For
       3    JOHN C. COREY                                                    For       For
       4    TIMOTHY J. MCCARTHY                                              For       For
       5    FRANCIS J. PETRO                                                 For       For
       6    WILLIAM P. WALL                                                  For       For
       7    RONALD W. ZABEL                                                  For       For
       8    ROBERT H. GETZ                                                   For       For
02     APPROVAL OF THE RATIFICATION, CONTINUATION AND          Management    Against   Against
       NON-TERMINATION OF THAT CERTAIN RIGHTS
       AGREEMENT, DATED AS OF AUGUST 13, 2006, BY AND
       BETWEEN THE COMPANY AND WELLS FARGO BANK, N.A.,
       AS RIGHTS AGENT.
03     APPROVAL OF THE AMENDMENT TO THE SECOND                 Management    For       For
       RESTATED CERTIFICATE OF INCORPORATION OF THE
       COMPANY TO INCREASE THE NUMBER OF AUTHORIZED
       SHARES OF CAPITAL STOCK OF THE COMPANY FROM
       40,000,000 SHARES TO 60,000,000 SHARES, BY INCREASING
       THE NUMBER OF AUTHORIZED SHARES OF COMMON
       STOCK OF THE COMPANY FROM 20,000,000 SHARES TO
       40,000,000 SHARES.
04     APPROVAL OF THE AMENDMENT TO THE SECOND                 Management    Against   Against
       RESTATED CERTIFICATE OF INCORPORATION OF THE
       COMPANY TO CONFER UPON THE BOARD OF DIRECTORS
       THE POWER TO ADOPT, AMEND OR REPEAL ANY OR ALL
       OF THE AMENDED AND RESTATED BY-LAWS OF THE
       COMPANY.

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         171500          0                    12-Feb-2007   12-Feb-2007


Page 2 of 15                                             Friday, August 10, 2007

                            Investment Company Report

LODGIAN, INC.

SECURITY      54021P403                 MEETING TYPE Annual
TICKER SYMBOL LGN                       MEETING DATE 24-Apr-2007
ISIN                                    AGENDA       932645306 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    STEWART J. BROWN                                                 For       For
       2    STEPHEN P. GRATHWOHL                                             For       For
       3    DR. SHERYL E. KIMES                                              For       For
       4    KEVIN C. MCTAVISH                                                For       For
       5    EDWARD J. ROHLING                                                For       For
       6    ALEX R. LIEBLONG                                                 For       For
       7    PAUL J. GARITY                                                   For       For
       8    PETER T. CYRUS                                                   For       For
       9    MICHAEL J. GRONDAHL                                              For       For
02     APPROVAL OF AMENDMENT TO AMENDED AND RESTATED           Management    Against   Against
       2002 STOCK INCENTIVE PLAN OF LODGIAN, INC.
03     RATIFICATION OF THE APPOINTMENT OF DELOITTE &           Management    For       For
       TOUCHE LLP AS OUR INDEPENDENT PUBLIC AUDITORS.

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         171356          0                    27-Mar-2007   27-Mar-2007


Page 3 of 15                                             Friday, August 10, 2007

                            Investment Company Report

CHUBB CORPORATION

SECURITY      171232101                 MEETING TYPE Annual
TICKER SYMBOL CB                        MEETING DATE 24-Apr-2007
ISIN                                    AGENDA       932655737 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    ZOE BAIRD                                                        For       For
       2    SHEILA P. BURKE                                                  For       For
       3    JAMES I. CASH, JR.                                               For       For
       4    JOEL J. COHEN                                                    For       For
       5    JOHN D. FINNEGAN                                                 For       For
       6    KLAUS J. MANGOLD                                                 For       For
       7    SIR D.G. SCHOLEY, CBE                                            For       For
       8    LAWRENCE M. SMALL                                                For       For
       9    DANIEL E. SOMERS                                                 For       For
       10   KAREN HASTIE WILLIAMS                                            For       For
       11   ALFRED W. ZOLLAR                                                 For       For
02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS       Management    For       For
       INDEPENDENT AUDITOR.
03     TO VOTE ON THE ADOPTION OF AN AMENDMENT TO THE          Management    For       For
       CHUBB CORPORATION RESTATED CERTIFICATE OF
       INCORPORATION.
04     TO VOTE ON A SHAREHOLDER PROPOSAL REGARDING             Shareholder   For       Against
       POLITICAL CONTRIBUTIONS.

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         444720          0                    23-Apr-2007   23-Apr-2007


Page 4 of 15                                             Friday, August 10, 2007

                            Investment Company Report

ZIONS BANCORPORATION

SECURITY      989701107                 MEETING TYPE Annual
TICKER SYMBOL ZION                      MEETING DATE 04-May-2007
ISIN                                    AGENDA       932657123 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    ROGER B. PORTER                                                  For       For
       2    L.E. SIMMONS                                                     For       For
       3    STEVEN C. WHEELWRIGHT                                            For       For
02     TO RATIFY THE APPOINTMENT OF THE COMPANY'S              Management    For       For
       INDEPENDENT AUDITORS FOR FISCAL 2007.
03     TO TRANSACT ANY OTHER SUCH BUSINESS AS MAY              Management    For       For
       PROPERLY COME BEFORE THE MEETING.

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         145600          0                    11-Apr-2007   11-Apr-2007



Page 6 of 15                                             Friday, August 10, 2007

                            Investment Company Report

DARLING INTERNATIONAL INC.

SECURITY      237266101                 MEETING TYPE Annual
TICKER SYMBOL DAR                       MEETING DATE 08-May-2007
ISIN                                    AGENDA       932680817 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    RANDALL C. STUEWE                                                For       For
       2    O. THOMAS ALBRECHT                                               For       For
       3    C. DEAN CARLSON                                                  For       For
       4    MARLYN JORGENSEN                                                 For       For
       5    FREDRIC J. KLINK                                                 For       For
       6    CHARLES MACALUSO                                                 For       For
       7    MICHAEL URBUT                                                    For       For

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         745530          0                    23-Apr-2007   23-Apr-2007


Page 7 of 15                                             Friday, August 10, 2007

                            Investment Company Report

JPMORGAN CHASE & CO.

SECURITY      46625H100                 MEETING TYPE Annual
TICKER SYMBOL JPM                       MEETING DATE 15-May-2007
ISIN                                    AGENDA       932660120 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1     CRANDALL C. BOWLES                                              For       For
       2     STEPHEN B. BURKE                                                For       For
       3     JAMES S. CROWN                                                  For       For
       4     JAMES DIMON                                                     For       For
       5     ELLEN V. FUTTER                                                 For       For
       6     WILLIAM H. GRAY, III                                            For       For
       7     LABAN P. JACKSON, JR.                                           For       For
       8     ROBERT I. LIPP                                                  For       For
       9     DAVID C. NOVAK                                                  For       For
       10    LEE R. RAYMOND                                                  For       For
       11    WILLIAM C. WELDON                                               For       For
02     APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC            Management    For       For
       ACCOUNTING FIRM
03     STOCK OPTIONS                                           Shareholder   For       Against
04     PERFORMANCE-BASED RESTRICTED STOCK                      Shareholder   For       Against
05     EXECUTIVE COMPENSATION APPROVAL                         Shareholder   Against   For
06     SEPARATE CHAIRMAN                                       Shareholder   For       Against
07     CUMULATIVE VOTING                                       Shareholder   For       Against
08     MAJORITY VOTING FOR DIRECTORS                           Shareholder   For       Against
09     POLITICAL CONTRIBUTIONS REPORT                          Shareholder   Against   For
10     SLAVERY APOLOGY REPORT                                  Shareholder   Against   For

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         370000          0                    17-Apr-2007   17-Apr-2007


Page 8 of 15                                             Friday, August 10, 2007

                            Investment Company Report

CORE-MARK HOLDING COMPANY, INC.

SECURITY      218681104                 MEETING TYPE Annual
TICKER SYMBOL CORE                      MEETING DATE 15-May-2007
ISIN                                    AGENDA       932688988 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    ROBERT A. ALLEN                                                  For       For
       2    STUART W. BOOTH                                                  For       For
       3    GARY F. COLTER                                                   For       For
       4    L. WILLIAM KRAUSE                                                For       For
       5    HARVEY L. TEPNER                                                 For       For
       6    RANDOLPH I. THORNTON                                             For       For
       7    J. MICHAEL WALSH                                                 For       For
02     TO APPROVE THE ADOPTION OF THE CORE-MARK 2007           Management    Against   Against
       LONG-TERM INCENTIVE PLAN.
03     TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS     Management    For       For
       CORE-MARK'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM TO SERVE FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2007.

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         224333          0                    04-May-2007   04-May-2007


Page 9 of 15                                             Friday, August 10, 2007

                            Investment Company Report

KRONOS WORLDWIDE, INC.

SECURITY      50105F105                 MEETING TYPE Annual
TICKER SYMBOL KRO                       MEETING DATE 17-May-2007
ISIN                                    AGENDA       932685021 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    KEITH R. COOGAN                                                  For       For
       2    CECIL H. MOORE, JR.                                              For       For
       3    GEORGE E. POSTON                                                 For       For
       4    GLENN R. SIMMONS                                                 For       For
       5    HAROLD C. SIMMONS                                                For       For
       6    R. GERALD TURNER                                                 For       For
       7    STEVEN L. WATSON                                                 For       For

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         270700          0                    10-May-2007


Page 10 of 15                                            Friday, August 10, 2007

                            Investment Company Report

STERLING CHEMICALS, INC.

SECURITY      859166100                 MEETING TYPE Annual
TICKER SYMBOL SCHI                      MEETING DATE 22-May-2007
ISIN                                    AGENDA       932674585 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    RICHARD K. CRUMP                                                 For       For
       2    JOHN W. GILDEA                                                   For       For
       3    DR. PETER TING KAI WU                                            For       For
02     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE &        Management    For       For
       TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2007.

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         250827          0                    23-Apr-2007   23-Apr-2007


Page 11 of 15                                            Friday, August 10, 2007

                            Investment Company Report

POLYMER GROUP, INC.

SECURITY      731745204                 MEETING TYPE Annual
TICKER SYMBOL POLGA                     MEETING DATE 24-May-2007
ISIN                                    AGENDA       932693395 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    PEDRO A. ARIAS                                                   For       For
       2    RAMON BETOLAZA                                                   For       For
       3    MARK PATTERSON                                                   For       For
       4    LAP WAI CHAN                                                     For       For
       5    WILLIAM B. HEWITT                                                For       For
       6    EUGENE LINDEN                                                    For       For
       7    JAMES A. OVENDEN                                                 For       For
       8    VERONICA HAGEN                                                   For       For
       9    CHARLES E. VOLPE                                                 For       For

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         843103          0                    15-May-2007   15-May-2007


Page 12 of 15                                            Friday, August 10, 2007

                            Investment Company Report

NL INDUSTRIES, INC.

SECURITY      629156407                 MEETING TYPE Annual
TICKER SYMBOL NL                        MEETING DATE 25-May-2007
ISIN                                    AGENDA       932691175 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    CECIL H. MOORE, JR.                                              For       For
       2    GLENN R. SIMMONS                                                 For       For
       3    HAROLD C. SIMMONS                                                For       For
       4    THOMAS P. STAFFORD                                               For       For
       5    STEVEN L. WATSON                                                 For       For
       6    TERRY N. WORRELL                                                 For       For

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         510200          0                    15-May-2007


Page 13 of 15                                            Friday, August 10, 2007

                            Investment Company Report

MAXXAM INC.

SECURITY      577913106                 MEETING TYPE Annual
TICKER SYMBOL MXM                       MEETING DATE 30-May-2007
ISIN                                    AGENDA       932705823 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    ROBERT J. CRUIKSHANK*                                            For       For
       2    STANLEY D. ROSENBERG*                                            For       For
       3    MICHAEL J. ROSENTHAL*                                            For       For
       4    SHAWN M. HURWITZ**                                               For       For
02     PROPOSAL TO RE-APPROVE THE MAXXAM 2002 OMNIBUS          Management    Against   Against
       EMPLOYEE INCENTIVE PLAN.

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         200000          0                    14-May-2007   14-May-2007


Page 14 of 15                                            Friday, August 10, 2007

                            Investment Company Report

KAISER ALUMINUM CORPORATION

SECURITY      483007704                 MEETING TYPE Annual
TICKER SYMBOL KALU                      MEETING DATE 06-Jun-2007
ISIN                                    AGENDA       932713882 - Management

                                                                                       FOR/AGAINST
ITEM   PROPOSAL                                                    TYPE        VOTE     MANAGEMENT
----   --------                                                -----------   -------   -----------
01     DIRECTOR                                                Management
       1    A.E. OSBORNE, JR, PHD                                            For       For
       2    JACK QUINN                                                       For       For
       3    THOMAS M. VAN LEEUWEN                                            For       For
02     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE        Management    For       For
       LLP AS KAISER'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31,
       2007

ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   UNAVAILABLE SHARES    VOTE DATE    DATE CONFIRMED
--------------   ---------   -------------   ------------------   -----------   --------------
000000099016     61C         39757           0                    15-May-2007   15-May-2007


Page 15 of 15                                            Friday, August 10, 2007
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 28, 2007
   * Print the name and title of each signing officer under his or her signature By the Commission